AdvisorShares Global Echo ETF (Prospectus Summary) | AdvisorShares Global Echo ETF
ADVISORSHARES GLOBAL ECHO ETF
INVESTMENT OBJECTIVE
The AdvisorShares Global Echo ETF (the "Fund") seeks to achieve long-term capital appreciation with an emphasis on absolute (positive) returns and low sensitivity to traditional financial market indices, such as the S&P 500 Index,

over a full market cycle.

FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table below.

SHAREHOLDER FEES (fees paid directly from your investment) None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		AdvisorShares Global Echo ETF
MANAGEMENT FEES		1.10%
DISTRIBUTION (12b-1) FEES		none
TOTAL OTHER EXPENSES		0.40%
Contribution to Global Echo Foundation		0.40%
Other Expenses	[1]	none
ACQUIRED FUND FEES AND EXPENSES	[2]	0.20%
TOTAL ANNUAL FUND OPERATING EXPENSES	[3]	1.70%
[1]	Because the Fund is new, "Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	As a shareholder in certain ETFs (the "Acquired Funds"), the Fund will indirectly bear its proportionate share of the fees and expenses of the Acquired Funds. "Acquired Fund Fees and Expenses" are based upon estimated amounts for the current fiscal year.
[3]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund's financial highlights (and the Fund's financial statements) because the financial highlights include only the Fund's direct operating expenses and do not include Acquired Fund Fees and Expenses.

EXAMPLE
This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds. This Example does not take into account creation or redemption transaction fees, or the brokerage commissions that you pay when purchasing or selling shares of the Fund. If commissions were included, your costs would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The

Example also assumes that your investment has a 5% return each year and that the

Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
AdvisorShares Global Echo ETF	173	536

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in

Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

PRINCIPAL INVESTMENT STRATEGIES
The Fund is a multi-manager, multi-strategy, broadly diversified, actively managed exchange-traded fund ("ETF") with a focus on Sustainable Investing.

Sustainable Investing generally refers to an investment methodology that takes into consideration economic, environmental, technology, and a variety of social factors when making investment decisions. Accordingly, the Fund is designed as a core allocation that proactively seeks Sustainable Investment-themed investment opportunities that may socially and environmentally benefit the earth, with a focus on water, clean energy, community development, innovation and other sustainable themes across asset classes. Sustainable Investment themes that the

Fund may pursue include, but are not limited to, the following: economic themes

(corporate governance, risk & crisis management, community investment, energy efficiency, food, green building); environmental themes (air, water, earth);

technology themes (mobility, renewable energy, technology and access); and

social themes (human health such as occupational health and safety).

The Fund's namesake is the Global Echo Foundation, a charitable foundation co-founded by Philippe Cousteau, Jr. The Global Echo Foundation's mission statement is to promote sustainable development across a number of different themes, including social, environmental, and entrepreneurship. The Fund was designed to pursue sustainable investment opportunities among the same themes thereby promoting the Global Echo Foundation's goals of increased sustainable development. To further support the Global Echo Foundation, the Fund will make regular monetary contributions to the Foundation. The Global Echo Foundation will not participate in or have any influence on the day-to-day operations of the Fund or the Advisor's and Sub-Advisors' management of the Fund.

The Fund seeks to achieve its investment objective by allocating a portion of the Fund's assets to each of the Fund's Sub-Advisors who will employ their respective investment strategies to generate absolute returns over a full market cycle. Generally, a full market cycle consists of a bull market followed by a bear market and a return to a bull market, or vice versa. Initially, an equal proportion of the Fund's assets will be allocated to each Sub-Advisor to obtain the desired exposure to the strategies described below. The allocation among

Sub-Advisors will vary over time in response to a variety of factors including prevailing market conditions. The Advisor has designated First Affirmative

Financial Network, LLC ("First Affirmative") to allocate and monitor the allocation of the Fund's assets to each Sub-Advisor to ensure that the Fund's portfolio maintains the proper investment exposure to seek to achieve its investment objective. Each Sub-Advisor will seek to identify and invest either directly or indirectly through other ETFs, in securities of companies that are making a positive impact in the world and reflect Sustainable Investment themes,

including corporate sustainability. The Fund's investments in companies that practice corporate sustainability provide an additional layer of diversification because such investments are designed to increase long-term shareholder value.

Companies focused on corporate sustainability also can provide more attractive risk return profiles for investors, and can leverage various other Sustainable

Investment themes.

The Fund invests primarily in U.S. and foreign equity securities, including common and preferred stock, American Depository Receipts ("ADRs"), fixed income securities, including municipal bonds, and affiliated and unaffiliated ETFs. The

Fund may take both long and short positions in any of these investments. A long position is the purchase of an investment with the expectation that it will rise in value. A short position is the sale of a borrowed investment with the expectation that it will decline in value. The Fund may invest up to 65% (and intends to always invest at least 15%) of its net assets in domestic and foreign fixed income securities. The Fund may invest in securities of any capitalization range and may employ one or more investment styles (from growth to value) at any time as necessary to seek to achieve the Fund's investment objective.

Each Sub-Advisor will determine whether to buy or sell an investment for the

Fund's portfolio by applying one or more of the following strategies:

Core Strategies

  o Fixed Income Strategies. Fixed income strategies consist of investment strategies that invest primarily in debt securities of domestic and foreign governments, agencies, and instrumentalities, municipalities, and companies of all maturities and qualities, including "junk bonds" and other defaulted debt securities, TIPS (Treasury Inflation Protected Securities), and ETFs that provide exposure to fixed income securities or strategies. Debt securities of foreign governments are sometimes referred to as sovereign debt obligations and may be issued or guaranteed by foreign governments or their agencies. The

    Fund may invest in mortgage-backed securities, collateralized mortgage obligations, asset-backed securities, and other mortgage related securities

    ("Mortgage Related Securities"). Fixed income strategies also may involve hedging through the use of investments in other ETFs to enhance risk-adjusted return.

  o Equity Strategies. Equity strategies consist of both domestic and international/emerging markets strategies. The domestic equity strategies seek to invest in securities of companies that the Sub-Advisor believes will outperform other equities securities over the long term. The international/emerging markets equity strategies seek to invest in securities of undervalued international companies through ADRs that provide the Fund with exposure to businesses outside of the U.S. and that are attractively priced relative to their economic fundamentals. Both U.S. and international investments are selected using fundamental analysis of factors such as earnings, cash flows, and valuations based upon them, and are diversified among the economic and industry sectors in the S&P 500(R) Index, the Morgan

    Stanley Capital International (MSCI) All Country World Index, MSCI Europe,

    Australasia and Far East Index ("MSCI EAFE"), and Emerging Markets Index

    ("MSCI EM").

Alternative Strategies

  o Long/Short and Hedging Strategies. Alternative strategies consist of strategies that combine short sales of equities (including shares of ETFs) or purchase of shares of inverse ETFs. As such, long/short strategies may utilize securities that seek to track indexes on markets, sectors, strategies and/or industries to hedge against potential adverse movements in security prices.

    The Fund may implement multiple variations of long/short and hedging strategies. The basic long/short equity strategies generally seek to increase net long exposure in a bull market and decrease net long exposure, by holding high concentrations in cash or investing 100% short, in a bear market.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The Fund is subject to a number of risks that may affect the value of its shares, including:

American Depositary Receipt (ADRs) Risk. ADRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. In addition, investments in ADRs may be less liquid than the underlying securities in their primary trading market.

Credit Risk. The Fund is subject to the risk that an issuer of a fixed income security, such as a municipal bond, may be unable or unwilling to make interest and principal payments when due. The Fund is also subject to the related risk that the value of a fixed income security may decline because of concerns about the issuer's creditworthiness. Credit risk is heightened to the extent the Fund invests in high yield securities or junk bonds.

Currency Risk. The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar.

Early Closing Risk. An unanticipated early closing of the NYSE Arca, Inc. (the

"Exchange") may result in a shareholder's inability to buy or sell shares of the

Fund on that day.

Emerging Markets Risk. Certain of the Fund's investments will expose the Fund's portfolio to the risks of investing in emerging markets. Emerging markets, which consist of countries or markets with low to middle income economies as classified by the World Bank and other countries or markets with similar characteristics as determined by the Advisor, can be subject to greater social,

economic, regulatory, and political uncertainties and can be extremely volatile.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Exchange-Traded Fund Risk. Through its investments in the ETFs, the Fund will be subject to the risks associated with the ETFs' investments, including the possibility that the value of the securities held by an ETF could decrease.

Fixed Income Risks. Fixed income securities are subject to the risk that securities could lose value because of interest rate changes. Fixed income securities with longer maturities are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities. Fixed income securities also are subject to prepayment, interest rate, and credit risks.

Foreign Investment Risk. The Fund's investments in securities of foreign issuers, including ADRs, may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations

(including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices;

differing securities market structures; and higher transaction costs. In addition, the securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies.

High-Yield Securities Risk. The risk that high-yield debt securities or "junk bonds" are subject to a greater risk of loss of income and principal than higher-grade debt securities. Issuers of junk bonds are often highly leveraged and are more vulnerable to changes in the economy.

Investment Risk. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may experience losses with respect to its investment. Further, there is no guarantee that the Fund will be able to achieve its objective.

Liquidity Risk.  Trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable.

Management Risk.  The Sub-Advisors continuously evaluate the Fund's holdings,

purchases and sales with a view to achieving the Fund's investment objective.

However, the achievement of the stated investment objective cannot be guaranteed. The Sub-Advisors' judgment about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment.

Market Risk. Due to market conditions, the Fund's investments may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

Mortgage-Backed Securities Risk. Mortgage-backed securities may be affected by,

among other things, changes or perceived changes in interest rates and the quality of the underlying assets. The underlying assets may default or decline in quality or value.

Short Sales and Leverage Risk. Short sales involve the sale of a security the

Fund has borrowed, with the expectation that the security will underperform the market. Short sales create a risk that the Fund will be required to close the short position by buying the security at a time when the security has appreciated in value, thus resulting in a loss to the Fund. A short position in a security poses more risk than holding the same security long. Because a short position loses value as the security's price increases, the loss on a short sale is theoretically unlimited. Short sales involve leverage because the Fund borrows securities and then sells them, effectively leveraging its assets. The use of leverage may magnify gains or losses for the Fund.

Strategy Risk. The risk that investment strategies employed by the Advisor and

Sub-Advisors in selecting investments and asset allocations for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments. There is no guarantee that the Fund's investment strategies will succeed in limiting the Fund's exposure to stock market movements, capitalization and sector swings, or other risk factors.

Sustainable Investments Risk. The Fund's investments in sustainable investment theme issuers may subject the Fund to the risk that the securities of such issuers will underperform other economic sectors or the market as a whole.

Tax Risk. Income from municipal bonds held by the Fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the

Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer. In addition, a portion of the fund's otherwise exempt-interest dividends may be taxable to those shareholders subject to the federal alternative minimum tax.

Trading Risk. Shares may trade below their net asset value ("NAV"). The NAV of shares will fluctuate with changes in the market value of the Fund's holdings.

In addition, although the Fund's shares are currently listed on the Exchange,

there can be no assurance that an active trading market for shares will develop or be maintained.

As with any fund, there is no guarantee that the Fund will achieve its investment goal.

FUND PERFORMANCE
The Fund is new and therefore does not have a performance history for a full calendar year.